Modern Capital Tactical Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Shares		Fair Value
	CLOSED-END FUNDS - 46.9%
255,516	Aberdeen Global Dynamic Dividend Fund (a)	$2,504,057
533,548	Aberdeen Income Credit Strategies Fund (a)	3,185,284
213,388	Aberdeen Total Dynamic Dividend Fund (a)	1,794,593
53,117	Allspring Global Dividend Opportunity Fund	263,991
34,332	Barings Global Short Duration High Yield Fund	530,086
189,658	Blackstone Strategic Credit Fund	2,319,517
355,799	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	2,846,392
177,506	Brookfield Real Assets Income Fund, Inc.	2,364,380
371,166	Clough Global Opportunities Fund	1,900,370
149,257	Destra Multi-Alternative Fund (a)	1,262,714
232,372	FS Credit Opportunities Corp.	1,584,777
370,132	Highland Income Fund	1,920,985
154,500	Invesco Advantage Municipal Income Trust II	1,350,330
125,542	Mexico Equity & Income Fund, Inc.	1,008,102
141,167	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	640,898
20,000	Nuveen AMT-Free Quality Municipal Income Fund	225,600
149,890	Nuveen Core Plus Impact Fund	1,575,344
19,691	Nuveen Municipal Credit Income Fund	239,639
17,600	Nuveen Quality Municipal Income Fund	205,216
29,548	PGIM Global High Yield Fund, Inc.	364,031
186,904	PGIM Short Duration High Yield Opportunities Fund	3,012,892
162,404	Saba Capital Income & Opportunities Fund II	1,471,380
20,100	Taiwan Fund, Inc.	776,865
66,339	The Mexico Fund, Inc.	875,675
335,781	Virtus Global Multi-Sector Income Fund	2,565,367
124,978	Voya Infrastructure Industrials and Materials Fund	1,268,527
178,181	Western Asset Emerging Markets Debt Fund, Inc.	1,714,101
	TOTAL CLOSED-END FUNDS - (Cost $40,696,832)	39,771,113

	COMMON STOCK - 16.8%
	Banking - 3.0%
60,810	Banco BBVA Argentina S.A. (b)	1,159,039
21,757	Grupo Financiero Galicia S.A. (b)	1,355,896
		2,514,935

	Consumer Discretionary - 4.1%
149,583	Cresud S.A. Comercial Industrial Financiera Y Agropecuaria (b)	1,889,233
80,400	Arcos Dorados Holdings, Inc.	585,312
53,164	Despegar.com, Inc. (a)	1,023,407
		3,497,952

	Energy - 2.9%
724,000	Cia Energetica De Minas Gerais - Cernig (b)	1,281,480
11,989	Transportadora de Gas del Sur (a)(b)	350,918
10,745	Vista Oil & Gas S.A. de C.V. (a)(b)	581,412
5,000	YPF S.A. (a)(b)	212,550
		2,426,360

Modern Capital Tactical Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2024

Shares		Fair Value
	COMMON STOCK - 16.8% - Continued
	Financials - 0.5%
95,000	Banco Santander S.A. (b)	$433,200

	Fixed Income - 1.1%
92,320	Invesco Trust for Investment Grade Municipals	932,432

	Industrials - 0.3%
13,000	Corporacion America Airports S.A. (a)	242,580

	Materials - 0.2%
15,000	Loma Negra Compania Industrial Argentina S.A. (a)(b)	179,100

	Real Estate - 2.5%
143,443	Irsa Inversiones Y Representaciones S.A. (b)	2,141,609

	Telecommunications - 0.3%
17,500	Telecom Argentina S.A. (a)(b)	220,325

	Utilities - 1.9%
60,467	Central Puerto S.A. (b)	876,167
7,206	Empresa Distribuidora Y Comercializadora Norte S.A. (a)(b)	309,209
70,027	Korea Electric Power Corp. (b)	481,786
		1,667,162

	TOTAL COMMON STOCKS - (Cost $11,329,018)	14,255,655

	Real Estate Investment Trust - 1.5%
208,349	NexPoint Diversified Real Estate Trust	1,270,929

	TOTAL REAL ESTATE INVESTMENT TRUST - (Cost $1,111,231)	1,270,929

Modern Capital Tactical Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMESTS - 35.4%
	Money Market Funds - 35.4%
30,012,841	First American Government Obligations Fund, Class X (c)(d)	4.388	$30,012,841

	TOTAL SHORT TERM INVESTMESTS - (Cost $30,012,841)		30,012,841

	TOTAL INVESTMENTS - 100.6% - (Cost $83,149,922)		85,310,538
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)		(550,202)
	NET ASSETS - 100.0%		$84,760,336

(a)	Non-income Producing Security.
(b)	American Depository Receipt (ADR)
(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(d)	Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.